General and administrative	9 Months Ended
Sep. 30, 2026
General and administrative [abstract]
General and administrative
16.	General and administrative

Components of general and administrative expenses for the three and nine months ended September 30, 2026, and 2025 were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Professional fees	335,143	735,946	1,015,071	2,694,238
Investor relations	615,418	546,058	1,214,361	1,686,685
Salaries, wages and benefits	1,091,689	1,180,735	1,859,742	1,994,965
Consulting fees	140,422	156,378	723,364	436,877
Office and general administrative	243,918	402,325	629,800	898,614
Foreign exchange loss (gain)	(17,540)	19,932	51,777	(28,619)
	2,409,050	3,041,374	5,494,115	7,682,760